Consolidated Interim Statement of Comprehensive Income - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Net income		$ 2,769	$ 928	$ 4,456	$ 2,806
Items that will not be reclassified to income statement
Translation adjustments of the Parent Company		(4,014)	2,072	(5,239)	3,016
Retirement benefit obligations		4	(5)	44	(12)
Fair value adjustment to investment in equity securities			13		13
Total items that will not be reclassified to income statement		(4,010)	2,080	(5,195)	3,017
Items that may be reclassified to income statement
Translation adjustments of foreign operations		1,203	(249)	1,381	(406)
Net investment hedge		(202)	95	(258)	144
Cash flow hedge			(4)		15
Reclassification of cumulative translation adjustments to income statement	[1]	(1,048)		(997)
Total items that may be reclassified to income statement		(47)	(158)	126	(247)
Comprehensive (loss) income		(1,288)	2,850	(613)	5,576
Comprehensive income attributable to noncontrolling interests		1	36	7	84
Comprehensive (loss) income attributable to Vale's shareholders		$ (1,289)	$ 2,814	$ (620)	$ 5,492

[1]	Mainly related to the effect of the reclassification of cumulative translation adjustments of PTVI in the amount of US$1,063 (note 15a).